COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2012, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2013	83,377	13,383
2014	82,202	13,194
2015	79,235	12,718
2016	75,958	12,192
2017 and thereafter	361,019	57,948

	681,791	109,435

Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2012, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2013	141,740	22,751
2014	4,114	660
2015	4,239	680

	150,093	24,091

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2012, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2013	605,304	97,158
2014	73,083	11,731
2015	29,498	4,735
2016	4,962	796
2017 and thereafter	53,086	8,521

	765,933	122,941